RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of interests in subsidiaries [Table Text Block]
	Ownership interest as at December 31,
	2023	2022
Gibraltar Mines Ltd.	100%	100%
Curis Holdings (Canada) Ltd.	100%	100%
Florence Holdings Inc.	100%	100%
Florence Copper Holdings Inc.	100%	100%
FC-ISR Holdings Inc.	100%	100%
Florence Copper LLC[1]	100%	100%
Aley Corporation	100%	100%
Yellowhead Mining Inc.	100%	100%

Disclosure of compensation for key management personnel [Table Text Block]
	Year ended December 31,
	2023	2022
Salaries and benefits	4,986	4,509
Post-employment benefits	922	730
Share-based compensation expense	4,761	2,995
	10,669	8,234